UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                     DATE OF FISCAL YEAR END: APRIL 30, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


                            CAMBIAR OPPORTUNITY FUND
                        CAMBIAR INTERNATIONAL EQUITY FUND
                            CAMBIAR CONQUISTADOR FUND

                     Semi-Annual Report    October 31, 2005
                         The Advisors' Inner Circle Fund


                                                [LOGO OMITTED] CAMBIAR INVESTORS








                                                         MANAGER FOR ALL SEASONS

THE ADVISORS' INNER CIRCLE FUND                                 CAMBIAR FUNDS
                                                                OCTOBER 31, 2005

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter..................................................       1

Statements of Net Assets..............................................       7

Statements of Operations..............................................      20

Statements of Changes in Net Assets...................................      21

Financial Highlights..................................................      24

Notes to Financial Statements.........................................      27

Approval of Investment Advisory Agreement.............................      37

Disclosure of Fund Expenses...........................................      39

Shareholder Voting Results............................................      41
--------------------------------------------------------------------------------



The Funds' file their complete schedule of investments of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------


October 31, 2005

Dear Investor:

For the past half-year, stock market performance has been dominated by "extractive" industries, which include oil-related businesses as well as mining and metals businesses. This market polarization became extreme in the third quarter following Hurricane Katrina and the subsequent damage to offshore production in the Gulf of Mexico and to Gulf coast refineries, as the price of oil and gas skyrocketed. While on a net basis this has resulted in little positive or negative effect to our investors, you should be aware that this (market polarization) has limited performance for most investors that were not heavily exposed to the energy and other extractive industries in recent months, including the Cambiar Funds, which have moderate exposure to energy.


Historically, stock markets are seasonally weakest in the third quarter and strongest in the fourth quarter. So far it appears this pattern may persist in 2005, but only in the mildest of forms. Whether there is a big rally upwards largely depends on macroeconomic events that lie beyond our ability to forecast with any great degree of accuracy - topics such as interest rates and energy prices have tended to overwhelm other more stock-specific topics this year. Hence, we are not deviating in any material way from our long term strategy of owning businesses whose underlying valuation has become disconnected from a constructive view of their medium to longer term prospects. We are constructive that this approach should generate results once the market broadens its range of interest into some other areas. We have used the various natural disasters and market disinterest to increase our positions in areas such as insurance, technology, and pharmaceuticals. The recent downturn in the market also afforded us the opportunity to initiate positions in select retailers where we see tremendous value longer term.


BECAUSE  MACROECONOMIC  FACTORS ARE  DOMINATING  THE  INVESTMENT  HORIZON IN THE
IMMEDIATE TERM, WE HAVE ELECTED TO USE A Q&A FORM TO ADDRESS THESE CONSIDERATIONS IN THE THIRD QUARTER UPDATE. BRIAN BARISH IS BOTH THE INTERVIEWER AND INTERVIEWEE. WHAT FOLLOWS IS A MOCK DISCUSSION BETWEEN A HYPOTHETICAL INDIVIDUAL INVESTOR AND HIMSELF IN HIS CAPACITY AS DIRECTOR OF RESEARCH AT CAMBIAR INVESTORS LLC.


Q - Is this a good time or a bad time to be invested in the stock market?

A - Technically, it is an above-average time in terms of return potential. Based on the prospective P/E multiple of about 15x 12-month forward earnings estimates, the U.S. stock market is slightly cheaper than average relative to its long term history (17x is the long term average market P/E). The market has not traded at this level since early 1995, and it was indeed very timely to buy the market then. Given lower interest rates today, it may be arguably an outright cheap market, but interest rates

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

are rising so one might want to de-emphasize that element of the discussion. We are also further along in the economic cycle, which dampens the upside potential.


Q - That may be, but the market is not doing anything. The Dow Jones Industrial Average has been flat since early 2004 and the other indexes are barely up. If you are right shouldn't the market be up?

A - Ideally one invests before the market goes up, not afterwards. It is mainly large and mega-cap stocks that have underperformed; the broader market is positive over the last 21 months. Through October 31st, the market is down about 4% excluding the energy sector, which is up significantly because of the record petroleum and natural gas prices (+ 50% and 150% year over year, respectively). The huge gains in the energy sector have polarized investor interest such that there is widespread indifference to stock ideas outside of energy, leading (to some degree) to the valuation compression of the broader market.


Q - Is it not true that energy "shocks" have a perfect record of having caused recessions every time they happen? Maybe the market is anticipating economic problems?

A - They do have a perfect (3-0) record - recessions followed major oil price increases in 1973, 1979, and 1990. But all of those energy shocks were "supply-shocks" caused by disruptions in the flow of oil from Middle East countries. This time it is a "demand shock" caused by faster than normal global demand - mainly from Asian countries and increased U.S. demand. Those are materially different circumstances - although the net result could be the same. Fear that eventually the economy will take a hit from energy prices is a plausible explanation for the non-performance of the stock market this year. Most statistical measures of economic activity through September are miles away from anything recessionary.


Q - If energy is the only thing working, why not just go massively overweight oil stocks? If the bulls are right oil may hit $100 per barrel (bbl) and surely you would not want to miss out on that?

A - We believe that oil prices in the $60-70 level per barrel on a sustained basis has a legitimate potential of triggering some kind of economic slowdown or recession globally. Oil prices did broach $70/bbl right after Hurricane Katrina knocked offline much of the Louisiana offshore energy production, but crude prices have fallen back to about $61/bbl today. Most energy stocks are off 10-20% from the September peaks - from evidence of demand destruction at such high prices. Like any other product, demand for oil slows at higher prices. Oil is unusual because through a wide price range (from roughly $20/bbl to $40/bbl) demand is rather inelastic people will consume about the same amount per week. But with gasoline prices in

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

excess of $3.00 per gallon at the pump this September, there is some evidence of diminished consumption - people at the margin elected not to drive their cars as much. There is some elasticity to the price of oil (demand destruction) if individuals feel enough pain. The self-correcting nature of oil price movements and global demand for the commodity should act as a price restraint. That does not mean that we would not invest in the energy sector - we have several positions there currently but do not believe an aggressive position would be appropriate, as expectations remain very ebullient.


Q - Why don't the OPEC countries just start pumping more oil at these prices?

A - All evidence suggests that they can't - they have hit their production capacity in the near term. The OPEC cartel has not been very effective at controlling oil prices for a long time. Six years ago prices fell in some part because cartel members habitually overproduced their quotas, "cheating" in effect. Now without swing capacity they cannot produce more oil to control the price on the upside. One of the OPEC member states, Indonesia, has even become a net importer making the whole definition of the cartel suspect. The Saudis suggest that they have extra reserves to throw in the market if the world needs such production, but this current excess capacity is essentially black tar (Saudi heavy sour) that is difficult to refine into anything useful. In the next 3-5 years the OPEC countries are likely to tap some new fields and grow production but for now this is the limit from them.


Q - The Saudis want us to believe they really are the good guys! Don't they and the big oil companies really control this whole thing anyway?

A - The tight oil market is not because of some conspiracy. Such theories are almost uniformly lacking in critical details and ignore rather large historic facts. Four factors have, over a period of years, coalesced to create a tight supply/demand balance: insufficient exploration and reserve development from 1998-2003, massively above-trend global oil demand, a maturing world production base with many major oil fields in a state of decline, and too little investment in refineries. 1) Oil companies and oil exporting countries have not done a very good job of finding reserves in the ground or developing new production. Oil prices collapsed in 1998-2000 and many projects on the drawing board in that time period were deemed financially unfeasible with oil prices well below $20/bbl and shelved. Exploration and production efforts globally were not raised meaningfully until 2004 (when the big price signal came). 2) Oil demand growth picked up after the late 1990s collapse, from less than 1.0% per year globally in the 1990s to about 2.0% per year in the 2000s, with much of that coming from Asia. Quietly, the buffer of excess potential supply relative to demand that was in the system has disappeared. 3) The world's key oilfields are getting old. About 75% of global oil production is from fields that are at least 25 years old. Older fields' production volumes tend to decline more quickly than

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

younger fields, so meeting higher global demand requirements is more difficult. Most new production comes from smaller fields as opposed to giant fields, which necessitates more drilling and capital to raise the oil from the ground; this also slows the responsiveness of new supply to higher demand levels. 4) No new refineries have been built in the U.S. since the 1970s, so even if the Saudis pulled millions of extra barrels out of some new oilfield it would not make much difference (cars need gasoline, not crude oil). The U.S. has not built refineries because it is impossible to get a building permit approved in any state - too many constituencies will oppose refineries nearby where they live. This is a clear case where the Federal government could and should use its powers to delineate where some new refineries may be built. Hopefully they will do this soon (and might think it wise to place a few refineries somewhere other than the hurricane-prone Gulf coast).


Commodities including oil have taken on a speculative character in the last two years as well, I think from an overly-loose Federal Reserve bubbling too much liquidity into the system. This may ultimately correct downwards as conditions legitimately tighten. One last point is that oil prices of $65/bbl are in inflation-adjusted terms about at the same level as the late 1970s. We have been here before.


Between more aggressive drilling and exploration, an increase in refining capacity in the U.S., and less overtly speculative behavior, there is a good probability that we have seen the steepest part of the move upwards in oil prices. But nobody really knows this for sure. We are not going to try and forecast this because it is impossible; our energy sector investments will be based on valuations and derived demands consistent with oil prices in the $40-50 range for now.


Q - So you are saying Alan Greenspan has had a hand in this? I thought he was the maestro?

A - That Greenspan is infallible is the prevailing wisdom. Personally, I think he gets a lot of credit for things that happened on his watch that he had nothing to do with (not without precedent in Washington), and a number of clear policy errors are conveniently glossed over. A Central Bank's purpose is to adjust occasionally the supply of money in the economy to promote stable prices by manipulating short term interest rates. Greenspan's Fed has consistently been activist - which creates/amplifies financial booms and busts - and which the Fed then has wound up responding to with more activism, amplifying the next financial problem. If the Fed would keep rates stable and make fewer adjustments, we would experience less volatility in finance - which would be better for everyone involved, in my opinion.


Q - Can you give examples of what you are talking about?

A - On getting credit where not much is due - real inflation rates have fallen to near

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

zero for manufactured products and services over Greenspan's tenure (that's his biggest claim to fame) - not because of the Fed specifically but because of massive low-wage country substitution for manufacturing coupled with the benefits of applying information technology to both manufacturing and services. This has led to a natural tendency for the last few years for tradable goods and services TO DEFLATE ON THEIR OWN. As these items represent the bulk of the measurable inflation basket that is used to calculate the Consumer Price Index
(CPI) and the GDP deflator, achieving low to zero statistical inflation has been easy. On too much activism - Greenspan had a big unacknowledged hand in the tech bubble - he very aggressively pumped money into the financial system in 1999 primarily due to Y2K fears, which helped keep technology stock speculators well-liquefied, which created a bigger and uglier crash. The Fed tightened sharply when no Y2K problems occurred to deflate the asset bubble, and then needed to re-liquefy the system one year later under the auspices of preventing a deflationary spiral after the crash. Post-2001 recession and 9/11, Greenspan's Fed held real interest rates NEGATIVE (below the CPI and GDP deflators). This was a reasonable response to the situation in 2001 and 2002. But real interest rates were held negative through the middle of 2005 (three and a half years after the expansion started) due to lower than consensus job creation statistics. Hmmm - didn't we just say the goal of his office is price stability, not full employment? History may judge this to have been a material policy error: negative real interest rates are highly distorting and encourage very active financial speculation and undisciplined loan growth. Loose money has found its way into the housing market, many commodities, and credit markets. To the extent that these markets really are distorted by sustained negative real rates, the adjustment path could be painful once interest rates cease being expansionary. My point: it did not need to be this way.


Q - I take it you think recent Fed policy could have been handled more intelligently?

A - Yes. The Federal Reserve has compounded the impact of leaving rates too low for too long by moving interest rates upwards at an ineffectually slow rate (25 basis points per meeting) to bring them toward "neutrality." The 25 basis point per meeting rate of change should have been adjusted to a quicker pace, especially after the 2004 Presidential election, with exploding commodity prices (not just oil) as a clear trigger. To put it in some perspective, measured in months this could become the longest tightening cycle in the history of the Federal Reserve! It should not take the Fed two full years to adjust stimulative monetary policy to something that is neutral.


Q - I take it you have low confidence that the Fed will stop at the right point?

A - That concern is a clear reason for the stock market's limited performance. Though I personally believe 4.0% short rates would do the trick (slow inflation and the housing market, that is), the Fed could conceivably keep going towards 5.0%+.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

A number of Fed officials have made recent public statements to this effect, though they may be posturing to discourage market participants. Short term interest rates over 5.0% are not "neutral" in my view, they are "restrictive" and would probably cause some economic damage. Hopefully the Fed will not make this mistake.


Q - Any other reasons for stocks to be down?

A - Seasonally, October is always tough. Besides the newly hawkish tone from the Fed, one of the largest commodities and futures brokers, Refco, melted down into sudden bankruptcy in October just two months after a successful IPO due to fraudulent financial conditions! Because Refco handled billions of dollars in commodity and futures trades we suspect hundreds, perhaps thousands, of their customers have failed trades cascading through their books, which is creating artificial selling pressure to generate cash until the Refco mess can be sorted out and its customers' trades are cleared. There are shades of both the Enron debacle (off-balance sheet financing used to conceal the real condition of the business) and the collapse of Long Term Capital Management ("LTCM") (which tore up the financial system in 1998 for about 2 months). If LTCM is any guidepost, this will clear up by year's end.


Q - So are you doing anything unique to contend with these issues?

A - It is far more effective to focus on stocks that have good franchise value and earning power than to become overly worked-up about the next turn of the financial markets. To date very few sectors apart from energy have worked this year so it has been rather frustrating as a full-time investor. We are of the view that if oil prices cease to rise parabolically, and if the Fed finishes raising rates, so many stocks are so compressed that one could have a rather forceful and sustained rally. But, unlike last year where the Presidential election represented a clear timing-catalyst (removal of critical uncertainties) there is no clear time frame in which either of these gating factors may clear. Hence - we will have to be patient.


We appreciate your continued support.


Sincerely,

/S/Brian M. Barish

Brian M. Barish
President
Cambiar Investors LLC


THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVISE.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

16.3% Insurance
11.3% Petroleum & Fuel Products
9.2%  Pharmaceuticals
7.5%  Banking
7.0%  Retail
6.5%  Medical Products & Services
6.1%  Computer & Services
5.9%  Food, Beverage & Tobacco
5.3%  Computer Software
5.0%  Broadcasting, Newspapers & Advertising
3.9%  Machinery
2.8%  Semi Conductors
2.7%  Communications and Media
2.5%  Financial Services
2.2%  Consumer Staples
1.9%  Entertainment
1.6%  Apparel/Textiles
0.9%  Short-Term Investments
0.8%  Options
0.6%  Toys & Games
+ Percentages are based on total investments.


----------------------------------------------------------------------------------
COMMON STOCK - 98.5%
----------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                             --------   ---------
APPAREL/TEXTILES -- 1.6%
   Jones Apparel Group ...................................   350,000  $  9,548,000
                                                                      ------------
BANKING -- 7.5%
   Bank of America .......................................   400,000    17,496,000
   US Bancorp ............................................   480,000    14,198,400
   Washington Mutual .....................................   305,000    12,078,000
                                                                      ------------
                                                                        43,772,400
                                                                      ------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.0%
   News Corp, Cl A ....................................... 1,000,000    14,250,000
   WPP Group ADR .........................................   300,000    14,778,000
                                                                      ------------
                                                                        29,028,000
                                                                      ------------
COMMUNICATIONS AND MEDIA -- 2.7%
   DIRECTV Group* ........................................  1,100,000   15,642,000
                                                                      ------------
COMPUTER SOFTWARE -- 5.3%
   Microsoft .............................................  1,200,000   30,840,000
                                                                      ------------


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                            --------    ---------
COMPUTERS & SERVICES -- 6.1%
   Cadence Design Systems* ...............................  725,000   $ 11,585,500
   First Data ............................................  600,000     24,270,000
                                                                      ------------
                                                                        35,855,500
                                                                      ------------
CONSUMER STAPLES -- 2.2%
   CVS ...................................................  520,000     12,693,200
                                                                      ------------
ENTERTAINMENT -- 1.9%
   Carnival ..............................................  220,000     10,927,400
                                                                      ------------
FINANCIAL SERVICES -- 2.5%
   Morgan Stanley ........................................  265,000     14,418,650
                                                                      ------------
FOOD, BEVERAGE & TOBACCO -- 5.9%
   Altria Group ..........................................  250,000     18,762,500
   Tyson Foods, Cl A .....................................  900,000     16,020,000
                                                                      ------------
                                                                        34,782,500
                                                                      ------------
INSURANCE -- 16.4%
   ACE ...................................................  300,000     15,630,000
   Allstate ..............................................  220,000     11,613,800
   Assured Guaranty Ltd. .................................  575,000     12,868,500
   Conseco* ..............................................  600,000     12,180,000
   ING Groep ADR .........................................  425,000     12,265,500
   MBIA ..................................................  300,000     17,472,000
   St. Paul Travelers ....................................  300,000     13,509,000
                                                                      ------------
                                                                        95,538,800
                                                                      ------------
MACHINERY -- 3.9%
   Eaton .................................................  190,000     11,177,700
   Illinois Tool Works ...................................  135,000     11,442,600
                                                                      ------------
                                                                        22,620,300
                                                                      ------------
MEDICAL PRODUCTS & SERVICES -- 6.6%
   Boston Scientific* ....................................  272,700      6,850,224
   CIGNA .................................................  105,000     12,166,350
   HCA ...................................................  240,000     11,565,600
   Humana* ...............................................  175,000      7,768,250
                                                                      ------------
                                                                        38,350,424
                                                                      ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                            --------    ---------
PETROLEUM & FUEL PRODUCTS -- 11.3%
   BJ Services ...........................................  420,000   $ 14,595,000
   Chevron ...............................................  400,000     22,828,000
   GlobalSantaFe .........................................  250,000     11,137,500
   Halliburton ...........................................  300,000     17,730,000
                                                                      ------------
                                                                        66,290,500
                                                                      ------------
PHARMACEUTICALS -- 9.2%
   GlaxoSmithKline ADR ...................................  270,000     14,037,300
   Pfizer ................................................1,000,000     21,740,000
   Wyeth .................................................  400,000     17,824,000
                                                                      ------------
                                                                        53,601,300
                                                                      ------------
RETAIL -- 7.0%
   Home Depot ............................................  450,000     18,468,000
   Limited Brands ........................................  725,000     14,507,250
   Target ................................................  145,000      8,075,050
                                                                      ------------
                                                                        41,050,300
                                                                      ------------
SEMI CONDUCTORS -- 2.8%
   Applied Materials ..................................... 1,000,000    16,380,000
                                                                      ------------
TOYS & GAMES -- 0.6%
   Mattel ................................................  233,300      3,441,175
                                                                      ------------
   TOTAL COMMON STOCK
      (Cost $549,563,710) ................................             574,780,449
                                                                      ------------

----------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.9%
----------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund, 3.46% (A)
      (Cost $5,394,243) ..................................  5,394,243    5,394,243
                                                                      ------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
OPTIONS -- 0.8%
----------------------------------------------------------------------------------

                                                           CONTRACTS      VALUE
                                                           ---------    --------
COMPUTER SOFTWARE -- 0.8%
   Microsoft, January 2007, $17 Call .....................  3,000     $  2,820,000
   Microsoft, January 2008, $15 Call .....................  1,000        1,170,000
   Microsoft, January 2008, $20 Call .....................  1,000          760,000
                                                                      ------------
   TOTAL OPTIONS
      (Cost $4,633,457) ..................................               4,750,000
                                                                      ------------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $559,591,410) ................................             584,924,692
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
   Payable for Investment Securities Purchased ...........              (9,489,222)
   Investment Advisory Fee Payable .......................                (373,114)
   Payable for Fund Shares Redeemed ......................                (327,074)
   Administration Fee Payable ............................                 (36,738)
   Trustees' Fees Payable ................................                  (1,281)
   Other Assets and Liabilities, Net .....................               9,113,020
                                                                      ------------
   TOTAL OTHER ASSETS AND LIABILITIES ....................              (1,114,409)
                                                                      ------------
   TOTAL NET ASSETS -- 100.0% ............................            $583,810,283
                                                                      ============

----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
   Paid-in-Capital .......................................             558,980,538
   Undistributed net investment income ...................               1,055,746
   Accumulated net realized loss on investments and
      option contracts....................................              (1,559,283)
   Net unrealized appreciation on investments and
      option contracts....................................              25,333,282
                                                                      ------------
   TOTAL NET ASSETS ......................................            $583,810,283
                                                                      ============
INVESTOR CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited shares -- no par value) .................              34,451,064
   Net Asset Value, Offering and Redemption Price Per Share                 $16.95
                                                                            ======

   * NON-INCOME PRODUCING SECURITY
 (A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2005. ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS
LTD. LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

13.9%  Banks
 8.3%  Petroleum Refining
 8.1%  Computers & Services
 7.6%  Insurance
 7.4%  Business Services
 7.3%  Semi Conductors
 6.5%  Automotive
 6.4%  Retail
 6.0%  Short-term Investment
 5.2%  Food, Beverage & Tobacco
 4.6%  Telephones & Telecommunications
 4.0%  Advertising
 2.8%  Wholesale
 2.6%  Building & Construction Supplies
 2.4%  Aerospace & Defense
 2.4%  Drugs
 2.3%  Hotels & Lodging
 1.7%  Printing & Publishing
 0.5%  Options
+ Percentages are based on total investments.

----------------------------------------------------------------------------------
FOREIGN COMMON STOCK - 92.5%
----------------------------------------------------------------------------------

                                                              SHARES       VALUE
                                                             --------     --------
BELGIUM -- 1.8%
   KBC Groep .............................................     7,300   $   594,562
                                                                       -----------
CANADA -- 2.4%
   Penn West Energy Trust ................................    30,000       794,795
                                                                       -----------
CHINA -- 2.6%
   China Construction Bank* ..............................  2,800,000      848,775
                                                                       -----------
FRANCE -- 10.2%
   Accor .................................................    15,000       748,473
   Lafarge ...............................................    10,295       845,894
   Renault ...............................................    10,000       865,373
   Thomson ADR ...........................................    45,000       849,600
                                                                       -----------
                                                                         3,309,340
                                                                       -----------
GERMANY -- 6.1%
   Bayerische Motoren Werke ..............................    28,000     1,214,038
   Depfa Bank ............................................    49,700       773,865
                                                                       -----------
                                                                         1,987,903
                                                                       -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
FOREIGN COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES       VALUE
                                                             --------     --------
HONG KONG -- 5.6%
   Clear Media Ltd.* .....................................   533,000  $    446,897
   Lenovo Group Ltd. ..................................... 2,800,000     1,372,487
                                                                       -----------
                                                                         1,819,384
                                                                       -----------
INDONESIA -- 2.6%
   PT Indosat ADR ........................................    35,000       843,500
                                                                       -----------
IRELAND -- 4.0%
   Bank of Ireland .......................................    50,000       756,378
   Independent News & Media ..............................   200,000       541,382
   Waterford Wedgwood* ...................................   154,260        12,010
                                                                       -----------
                                                                         1,309,770
                                                                       -----------
JAPAN -- 6.8%
   Canon ADR .............................................    12,000       636,840
   Sharp .................................................    65,000       887,849
   TDK ...................................................    10,000       670,933
                                                                       -----------
                                                                         2,195,622
                                                                       -----------
NETHERLANDS -- 11.8%
   Aegon .................................................    47,551       719,922
   ASM International* ....................................     5,000        66,400
   ASM International NV* .................................    35,000       466,164
   Buhrmann ..............................................    80,442       888,340
   Heineken NV ...........................................    25,000       791,412
   ING Groep .............................................    30,858       888,891
                                                                       -----------
                                                                         3,821,129
                                                                       -----------
SPAIN -- 2.8%
   Repsol YPF SA .........................................    30,000       892,562
                                                                       -----------
SWITZERLAND -- 8.0%
   Nestle SA .............................................     3,000       892,262
   Swatch Group ..........................................     6,500       900,163
   Swiss Life Holding ....................................     5,300       818,542
                                                                       -----------
                                                                         2,610,967
                                                                       -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
FOREIGN COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                         SHARES/CONTRACTS   VALUE
                                                         ----------------  -------
TAIWAN -- 5.6%
   Taiwan Semiconductor Manufacturing Co. Ltd. ...........   150,000   $ 1,212,000
   United Microelectronics ...............................   209,555       611,900
                                                                       -----------
                                                                         1,823,900
                                                                       -----------
UNITED KINGDOM -- 22.2%
   BAE Systems ...........................................   133,873       783,250
   Boots Group ...........................................    71,728       782,178
   BP ADR* ...............................................    15,000       996,000
   GlaxoSmithKline ADR ...................................    15,000       779,850
   Lloyds TSB Group ......................................    96,117       786,101
   Misys .................................................   150,000       544,354
   Royal Bank of Scotland Group ..........................    25,301       700,504
   Ted Baker .............................................    50,000       361,575
   Vodafone Group ADR* ...................................    24,000       630,240
   WPP Group .............................................    85,000       835,118
                                                                       -----------
                                                                         7,199,170
                                                                       -----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $27,555,267) .................................              30,051,379
                                                                       -----------

----------------------------------------------------------------------------------
MONEY MARKET FUND -- 6.0%
----------------------------------------------------------------------------------
   Union Bank of California Money Market Fund, 3.00% (A)
      (Cost $1,933,930) ..................................  1,933,930    1,933,930
                                                                       -----------

----------------------------------------------------------------------------------
OPTIONS -- 0.5%
----------------------------------------------------------------------------------
GERMANY -- 0.5%
   Bayerische Motoren Werke, June 2006, $30, Call
      (Cost $198,943) ....................................       200       168,403
                                                                       -----------
   TOTAL INVESTMENTS -- 99.0%
      (Cost $29,688,140) .................................             $32,153,712
                                                                       -----------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------



----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.0%
----------------------------------------------------------------------------------

                                                                           VALUE
                                                                         ---------
   Payable for Investment Securities Purchased ...........              $  (96,740)
   Investment Advisory Fee Payable .......................                 (30,064)
   Payable for Fund Shares Redeemed ......................                    (109)
   Administration Fee Payable ............................                  (2,095)
   Trustees' Fees Payable ................................                    (262)
   Other Assets and Liabilities, Net .....................                 455,559
                                                                       -----------
   TOTAL OTHER ASSETS AND LIABILITIES ....................                 326,289
                                                                       -----------
   TOTAL NET ASSETS -- 100.0% ............................             $32,480,001
                                                                       ===========

----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
   Paid-in-Capital .......................................              26,686,939
   Undistributed net investment income ...................                 173,320
   Accumulated net realized gain on investments and
      option contracts....................................               3,155,415
   Net unrealized appreciation on investments and
      option contracts....................................               2,465,572
   Net unrealized depreciation on forward foreign currency
      contracts, foreign currencies and translation of
      other assets and liabilities denominated in foreign
      currencies .........................................                  (1,245)
                                                                       -----------
   TOTAL NET ASSETS ......................................             $32,480,001
                                                                       ===========
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ...........              1,429,332
   Net Asset Value, Offering and Redemption Price Per Share                 $22.72
                                                                            ======

   * NON-INCOME PRODUCING SECURITY
 (A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2005. ADR AMERICAN DEPOSITARY RECEIPT
 CO. COMPANY
LTD. LIMITED




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

10.8% Retail
 8.3% Industrial/Machinery
 7.8% Short-Term Investment
 7.3% Semi Conductors
 6.7% Medical Products & Services
 6.6% Food, Beverage & Tobacco
 6.6% Petroleum & Fuel Products
 6.4% Computer Software
 6.1% Business Services
 5.4% Chemicals
 5.1% Technology
 4.3% Banks
 4.3% Insurance
 2.2% Entertainment
 2.2% Pharmaceuticals
 2.1% Finance
 2.1% Personal Credit Institutions
 2.0% Aerospace/Defense Equipment
 1.5% Trucking
 1.4% Consumer Staples
 0.8% Consumer Discretionary
+ Percentages are based on total investments.


----------------------------------------------------------------------------------
COMMON STOCK - 88.1%
----------------------------------------------------------------------------------

                                                              SHARES       VALUE
                                                             --------     --------
AEROSPACE/DEFENSE EQUIPMENT -- 1.9%
   Alliant Techsystems* ....................................   1,100    $   77,242
                                                                        ----------
BANKS -- 4.1%
   NewAlliance Bancshares ..................................   5,400        77,868
   Pacific Capital Bancorp .................................   2,400        86,568
                                                                        ----------
                                                                           164,436
                                                                        ----------
BUSINESS SERVICES -- 5.8%
   Digitas* ................................................   7,300        78,840
   eFunds* .................................................   3,900        80,457
   Emdeon* .................................................   7,900        72,680
                                                                        ----------
                                                                           231,977
                                                                        ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES       VALUE
                                                             --------     --------
CHEMICALS -- 5.2%
   Cytec Industries ........................................   1,900    $   78,470
   Lubrizol ................................................   1,600        66,544
   Valspar .................................................   2,700        59,535
                                                                        ----------
                                                                           204,549
                                                                        ----------
COMPUTER SOFTWARE -- 6.1%
   Embarcadero Technologies* ...............................   9,000        70,020
   JDA Software Group* .....................................   5,400        87,318
   Take-Two Interactive Software* ..........................   4,100        84,665
                                                                        ----------
                                                                           242,003
                                                                        ----------
CONSUMER DISCRETIONARY -- 0.8%
   Tempur-Pedic International* .............................   2,700        29,862
                                                                        ----------
CONSUMER STAPLES -- 1.3%
   Ruby Tuesday ............................................   2,400        52,584
                                                                        ----------
ENTERTAINMENT -- 2.1%
   Magna Entertainment, Cl A* ..............................  12,500        83,500
                                                                        ----------
FINANCE -- 2.0%
   Alliance Capital Management Holding .....................   1,500        79,395
                                                                        ----------
FOOD, BEVERAGE & TOBACCO -- 6.4%
   Corn Products International .............................   4,100        97,621
   Del Monte Foods* ........................................   7,100        75,118
   Hain Celestial Group* ...................................   4,100        79,212
                                                                        ----------
                                                                           251,951
                                                                        ----------
INDUSTRIAL/MACHINERY -- 7.9%
   Crane ...................................................   2,700        83,592
   Gardner Denver* .........................................   1,700        82,620
   Hughes Supply ...........................................   2,400        80,280
   Kennametal ..............................................   1,300        66,443
                                                                        ----------
                                                                           312,935
                                                                        ----------





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES       VALUE
                                                             --------     --------
INSURANCE -- 4.1%
   Aspen Insurance Holdings Ltd. ...........................   3,500    $   84,665
   Max Re Capital Ltd. .....................................   3,300        78,903
                                                                        ----------
                                                                           163,568
                                                                        ----------
MEDICAL PRODUCTS & SERVICES -- 6.4%
   Community Health Systems* ...............................   1,300        48,243
   Health Net* .............................................   1,100        51,524
   PolyMedica ..............................................   2,400        79,224
   Ventiv Health* ..........................................   3,000        75,720
                                                                        ----------
                                                                           254,711
                                                                        ----------
PERSONAL CREDIT INSTITUTIONS -- 2.0%
   Collegiate Funding Services* ............................   5,400        79,164
                                                                        ----------
PETROLEUM & FUEL PRODUCTS -- 6.3%
   Grey Wolf* ..............................................  10,600        81,408
   Oil States International* ...............................   2,500        82,750
   Tetra Technologies* .....................................   3,000        83,910
                                                                        ----------
                                                                           248,068
                                                                        ----------
PHARMACEUTICALS -- 2.1%
   Cephalon* ...............................................   1,800        82,062
                                                                        ----------
RETAIL -- 10.3%
   AnnTaylor Stores* .......................................   3,100        75,237
   New York & Co.* .........................................   6,200        83,700
   Pacific Sunwear of California* ..........................   3,500        87,570
   Talbots .................................................   3,100        80,879
   Zale* ...................................................   2,900        81,287
                                                                        ----------
                                                                           408,673
                                                                        ----------
SEMI CONDUCTORS -- 7.0%
   Anadigics* ..............................................  18,000        60,300
   Cymer* ..................................................   2,300        80,155
   Intersil, Cl A ..........................................   2,200        50,072
   MIPS Technologies* ......................................  15,600        87,516
                                                                        ----------
                                                                           278,043
                                                                        ----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES       VALUE
                                                             --------     --------
TECHNOLOGY -- 4.9%
   NDS Group ADR* ..........................................   1,200    $   43,920
   Polycom* ................................................   5,200        79,560
   RSA Security* ...........................................   6,100        69,540
                                                                        ----------
                                                                           193,020
                                                                        ----------
TRUCKING -- 1.4%
   Wabash National .........................................   3,100        57,071
                                                                        ----------
   TOTAL COMMON STOCK
      (Cost $3,189,551) ....................................             3,494,814
                                                                        ----------

----------------------------------------------------------------------------------
 MONEY MARKET FUNDS -- 7.4%
----------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund, 3.46% (A) ....... 154,941       154,941
   HighMark U.S. Government Money Market Fund, 3.45% (A) ... 139,080       139,080
                                                                        ----------
   TOTAL MONEY MARKET FUNDS
      (Cost $294,021) ......................................               294,021
                                                                        ----------
   TOTAL INVESTMENTS -- 95.5%
      (Cost $3,483,572) ....................................             3,788,835
                                                                        ----------

----------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 4.5%
----------------------------------------------------------------------------------
   Investment Advisory Fee Payable .........................                  (419)
   Administration Fee Payable ..............................                  (242)
   Payable for Fund Shares Redeemed ........................                   (78)
   Trustees' Fees Payable ..................................                   (55)
   Other Assets and Liabilities, Net .......................               179,702
                                                                        ----------
   TOTAL OTHER ASSETS AND LIABILITIES ......................               178,908
                                                                        ----------
   TOTAL NET ASSETS -- 100.0% ..............................            $3,967,743
                                                                        ==========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
                                                                           VALUE
                                                                          --------
   Paid-in-Capital .........................................            $3,462,544
   Accumulated net investment loss .........................               (29,200)
   Accumulated net realized gain on investments ............               229,136
   Net unrealized appreciation on investments ..............               305,263
                                                                        ----------
   TOTAL NET ASSETS ........................................            $3,967,743
                                                                        ==========
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization-- no par value) .............               314,600
   Net Asset Value, Offering and Redemption Price Per Share                 $12.61
                                                                            ======

   * NON-INCOME PRODUCING SECURITY
 (A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2005. ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS
LTD. LIMITED




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR FUNDS
                                                    FOR THE SIX MONTHS ENDED
                                                    OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------------

                                                          INTERNATIONAL
                                             OPPORTUNITY     EQUITY      CONQUISTADOR
                                                 FUND          FUND          FUND
                                             -----------  ------------- -------------
INVESTMENT INCOME
Dividends ..................................   $3,897,961    $ 550,651     $  11,432
Less: Foreign Taxes Withheld ...............     (50,022)      (58,250)           --
                                               ---------     ---------     ---------
   TOTAL INVESTMENT INCOME .................   3,847,939       492,401        11,432
                                               ---------     ---------     ---------
EXPENSES
Investment Advisory Fees ...................   2,321,320       166,536        16,675
Administration Fees ........................     182,319        11,893         1,137
Shareholder Servicing Fees .................     438,150         7,486           996
Trustees' Fees .............................       9,752           632            44
Transfer Agent Fees ........................     126,548        15,559        13,048
Legal Fees .................................      40,081         2,498           333
Registration & Filing Fees .................      35,100         8,667         5,717
Printing Fees ..............................      27,993           383           194
Custodian Fees .............................      12,034        10,245         1,119
Audit Fees .................................       7,837         7,531         7,456
Offering Costs .............................          --            --        15,915
Other Expenses .............................       9,976         6,400           264
                                               ---------     ---------     ---------
   TOTAL EXPENSES ..........................   3,211,110       237,830        62,898
Less:
  Investment Advisory Fees Waived ..........    (388,501)           --       (16,675)
  Investment Advisory Fees Reimbursed ......          --            --       (19,352)
  Fees Paid Indirectly -- See Note 4 in
  Notes to Financial Statements ............     (30,416)         (291)          (47)
                                               ---------     ---------     ---------
   NET EXPENSES ............................   2,792,193       237,539        26,824
                                               ---------     ---------     ---------
NET INVESTMENT INCOME (LOSS) ...............   1,055,746       254,862       (15,392)
                                               ---------     ---------     ---------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ....  (4,857,935)    1,378,866       117,449
NET REALIZED GAIN ON OPTION CONTRACTS ......     156,968            --            --
NET REALIZED LOSS ON FOREIGN CURRENCY
   TRANSACTIONS ............................          --      (126,466)           --
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ...........  11,737,748      (905,934)      207,842
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON OPTION CONTRACTS ......     116,543       (30,540)           --
NET CHANGE IN UNREALIZED DEPRECIATION ON
FOREIGN CURRENCIES AND TRANSLATION OF
OTHER ASSETS AND LIABILITIES DENOMINATED IN
FOREIGN CURRENCIES .........................          --        (1,677)           --
                                               ---------     ---------     ---------
NET GAIN ON INVESTMENTS, OPTION CONTRACTS
   AND FOREIGN CURRENCY TRANSACTIONS .......   7,153,324       314,249       325,291
                                              ----------     ---------     ---------
 NET INCREASE IN NET ASSETS FROM OPERATIONS   $8,209,070     $ 569,111     $ 309,899
                                              ==========     =========     =========

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------

                                                                    SIX MONTHS       YEAR
                                                                       ENDED         ENDED
                                                                 OCTOBER 31, 2005  APRIL 30,
                                                                    (UNAUDITED)      2005
                                                                   ------------  ------------
OPERATIONS:
   Net Investment Income .......................................    $ 1,055,746  $    480,563
   Net Realized Gain (Loss) on Investments .....................     (4,857,935)    3,877,761
   Net Realized Gain on Option Contracts .......................        156,968            --
   Net Change in Unrealized Appreciation on Investments ........     11,737,748     6,595,016
   Net Change in Unrealized Appreciation on Option Contracts ...        116,543            --
                                                                   ------------  ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...........................................      8,209,070    10,953,340
                                                                   ------------  ------------
DIVIDENDS:
   Net Investment Income .......................................             --      (587,460)
                                                                   ------------  ------------
CAPITAL SHARE TRANSACTIONS:
   Investor Class Shares
     Issued ....................................................    316,861,554   223,337,234
     Reinvestment of Dividends .................................             --       575,224
     Redeemed ..................................................    (38,206,829)  (34,875,010)
                                                                   ------------  ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..    278,654,725   189,037,448
                                                                   ------------  ------------
   TOTAL INCREASE IN NET ASSETS ................................    286,863,795   199,403,328
                                                                   ------------  ------------

NET ASSETS:
   Beginning of period .........................................    296,946,488    97,543,160
                                                                   ------------  ------------
   End of period (including undistributed net investment income of
     $1,055,746 and $0, respectively) ..........................   $583,810,283  $296,946,488
                                                                   ------------  ------------
SHARE TRANSACTIONS:
   Investor Class Shares
     Issued ....................................................     18,478,635    13,844,171
     Reinvestment of Dividends .................................             --        34,908
     Redeemed ..................................................     (2,233,476)   (2,216,126)
                                                                   ------------  ------------
   NET INCREASE IN INVESTOR CLASS SHARES OUTSTANDING ...........     16,245,159    11,662,953
                                                                   ============  ============

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------

                                                                    SIX MONTHS       YEAR
                                                                       ENDED         ENDED
                                                                 OCTOBER 31, 2005  APRIL 30,
                                                                    (UNAUDITED)      2005
                                                                   ------------  ------------
OPERATIONS:
   Net Investment Income ........................................   $   254,862   $   140,552
   Net Realized Gain on Investments .............................     1,378,866     2,459,903
   Net Realized Loss on Foreign Currency Transactions ...........      (126,466)     (146,411)
   Net Change in Unrealized Depreciation on Investments .........      (905,934)     (210,242)
   Net Change in Unrealized Depreciation on Option Contracts ....       (30,540)           --
   Net Change in Unrealized Depreciation on Foreign
     Currencies and Translation of Other Assets and
     Liabilities Denominated in Foreign Currencies ..............        (1,677)       (3,683)
                                                                    -----------   -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ............................................       569,111     2,240,119
                                                                    -----------   -----------
DIVIDENDS:
   Net Investment Income ........................................            --       (26,466)
                                                                    -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................................     4,930,097     4,025,574
   Reinvestment of Dividends ....................................            --        26,329
   Redemption Fees -- Note 2 ....................................            12            --
   Redeemed .....................................................    (1,407,859)     (372,863)
                                                                    -----------   -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...     3,522,250     3,679,040
                                                                    -----------   -----------
   TOTAL INCREASE IN NET ASSETS .................................     4,091,361     5,892,693

NET ASSETS:
   Beginning of period ..........................................    28,388,640    22,495,947
                                                                    -----------   -----------
   End of period (including undistributed net investment income/
     (distributions in excess of net investment income)
     of $173,320 and $(81,542), respectively) ...................   $32,480,001   $28,388,640
                                                                    ===========   ===========
SHARETRANSACTIONS:
   Issued .......................................................       210,416       195,087
   Reinvestment of Dividends ....................................            --         1,150
   Redeemed .....................................................       (61,794)      (16,898)
                                                                    -----------   -----------
   NET INCREASE IN SHARES OUTSTANDING ...........................       148,622       179,339
                                                                    ===========   ===========

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------

                                                                    SIX MONTHS    AUGUST 31,
                                                                       ENDED       2004* TO
                                                                 OCTOBER 31, 2005  APRIL 30,
                                                                    (UNAUDITED)      2005
                                                                   ------------  ------------
OPERATIONS:
   Net Investment Loss ...........................................   $  (15,392)   $   (8,258)
   Net Realized Gain on Investments ..............................      117,449       119,763
   Net Change in Unrealized Appreciation on Investments ..........      207,842        97,421
                                                                     ----------    ----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .............................................      309,899       208,926
                                                                     ----------    ----------
DIVIDENDS:
   Net Investment Income .........................................           --        (5,550)
   Capital Gains .................................................           --        (8,076)
                                                                     ----------    ----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............................           --       (13,626)
                                                                     ----------    ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................    1,476,769     2,013,924
   Reinvestment of Dividends .....................................           --        13,625
   Redemption Fees -- Note 2 .....................................          368            --
   Redeemed ......................................................      (38,807)       (3,335)
                                                                     ----------    ----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ..................    1,438,330     2,024,214
                                                                     ----------    ----------
   TOTAL INCREASE IN NET ASSETS ..................................    1,748,229     2,219,514
NET ASSETS:
   Beginning of period ...........................................    2,219,514            --
                                                                     ----------    ----------
   End of Period (including accumulated net investment loss and distributions in excess of net investment income of $(29,200)
     and $(13,808), respectively) ................................   $3,967,743    $2,219,514
                                                                     ==========    ==========
SHARETRANSACTIONS:
   Issued ........................................................      118,322       198,528
   Reinvestment of Dividends .....................................           --         1,213
   Redeemed ......................................................       (3,168)         (295)
                                                                     ----------    ----------
   NET INCREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS .....................................      115,154       199,446
                                                                     ==========    ==========

* COMMENCEMENT OF OPERATIONS

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------

                                                   SELECTED PER SHARE DATA & RATIOS
                                     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                        INVESTOR CLASS
                          SIX MONTHS
                             ENDED
                          OCTOBER 31,
                             2005                  YEAR ENDED APRIL 30,
                          (UNAUDITED)   2005     2004    2003(1)    2002     2001
                          -----------  -------  ------- --------  --------   ------
Net Asset Value, Beginning
   of Period ............   $ 16.31    $ 14.91  $ 10.96 $  12.84  $  13.29   $14.13
Income (Loss) from
   Operations:
Net Investment Income ...      0.04(2)    0.05(2)  0.06(2)  0.06      0.01     0.11
Net Realized and Unrealized
   Gain (Loss) ..........      0.60(2)    1.41(2)  3.97(2) (1.90)    (0.45)    1.93
                           --------   --------  -------  -------   -------   ------
Total from Operations ...      0.64       1.46     4.03    (1.84)    (0.44)    2.04
                           --------   --------  -------  -------   -------   ------
Dividends and Distributions:
Net Investment Income ...        --      (0.06)   (0.08)   (0.04)    (0.01)   (0.08)
Net Realized Gain .......        --         --       --       --     (0.00)++ (2.71)
Return of Capital .......        --         --       --       --     (0.00)++ (0.09)
                           --------   --------  -------  -------   -------   ------
Total Dividends and
   Distributions ........        --      (0.06)   (0.08)   (0.04)    (0.01)   (2.88)
                           --------   --------  -------  -------   -------   ------
Net Asset Value,
   End of Period ........  $  16.95   $  16.31  $ 14.91  $ 10.96   $ 12.84   $13.29
                           ========   ========  =======  =======   =======   ======
TOTAL RETURN+ ...........      3.92%**    9.78%   36.93%  (14.31)%   (3.32)%  15.63%
                           ========   ========  =======  =======   =======   ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..........  $583,810   $296,946  $97,543  $23,622   $38,627   $6,011
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Fees Paid Indirectly)       1.38%*     1.64%    2.01%    2.13%     2.12%    3.91%
Ratio of Expenses to
   Average Net Assets ...      1.20%*(4)  1.51%(3) 1.37%    1.30%     1.30%    1.30%
Ratio of Net Investment
   Income to Average
   Net Assets ...........      0.45%*     0.30%    0.46%    0.49%     0.06%    0.49%
Portfolio Turnover Rate .        20%**      43%      45%     118%       47%      96%

*   ANNUALIZED
** TOTAL RETURN AND PORTFOLIO TURNOVER ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM CAMBIAR OPPORTUNITY PORTFOLIO, A SERIES OF UAM FUNDS TRUST. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM CAMBIAR OPPORTUNITY PORTFOLIO. SEE
    NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.
(2) PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.50%.
(4) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD NOT SIGNIFICANTLY DIFFER.
AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------

                                                            SELECTED PER SHARE DATA & RATIOS
                                              FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             SIX MONTHS
                                                ENDED        YEAR       YEAR    SEPTEMBER 9,
                                             OCTOBER 31,     ENDED      ENDED     2002* TO
                                                 2005       APRIL 30,  APRIL 30,  APRIL 30,
                                             (UNAUDITED)     2005       2004        2003
                                             -----------    ---------  --------- -----------
Net Asset Value, Beginning of Period ......     $ 22.17     $ 20.43    $ 13.52   $ 14.55
Income (Loss) from Operations:
Net Investment Income .....................        0.20(1)     0.11(1)    0.13(1)   0.09
Net Realized and Unrealized Gain (Loss) ...        0.35(1)     1.65(1)    6.89(1)  (1.12)
                                                -------     -------    -------   -------
Total from Operations .....................        0.55        1.76       7.02     (1.03)
                                                -------     -------    -------   -------
Redemption Fees ...........................        0.00(2)       --       0.00(2)     --
                                                -------     -------    -------   -------
Dividends:
Dividends from net investment income ......          --       (0.02)     (0.11)       --
                                                -------     -------    -------   -------
Total Dividends ...........................          --       (0.02)     (0.11)       --
                                                -------     -------    -------   -------
Net Asset Value, End of Period ............     $ 22.72     $ 22.17    $ 20.43   $ 13.52
                                                =======     =======    =======   =======
TOTAL RETURN+ .............................        2.48%***    8.62%     51.97%++  (7.08)%***++
                                                =======     =======    =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .....     $32,480     $28,388    $22,496   $13,860
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid Indirectly)    1.57%**     1.63%      2.05%     3.02%**
Ratio of Expenses to Average Net Assets ...        1.57%**(3)  1.63%(3)   1.75%     1.75%**
Ratio of Net Investment Income to
   Average Net Assets .....................        1.68%**     0.52%      0.70%     1.07%**
Portfolio Turnover Rate ...................          47%***      63%        76%       95%***

*   COMMENCEMENT OF OPERATIONS
**  ANNUALIZED
*** TOTAL RETURN AND PORTFOLIO TURNOVER ARE FOR THE PERIOD INDICATED AND HAVE
    NOT BEEN ANNUALIZED.
+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD.
(1) PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(2) AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD NOT SIGNIFICANTLY DIFFER.
AMOUNTS DESIGNATED AS "--" ARE $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------

                                                 SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     SIX MONTHS
                                                        ENDED          AUGUST 31,
                                                     OCTOBER 31,        2004* TO
                                                        2005            APRIL 30,
                                                     (UNAUDITED)          2005
                                                     -----------       ----------
Net Asset Value, Beginning of Period ..............     $11.13            $10.00
Income from Operations:
Net Investment Loss ...............................      (0.07)(1)         (0.05)(1)
Net Realized and Unrealized Gain ..................       1.55(1)           1.26(1)
                                                        ------            ------
Total from Operations .............................       1.48              1.21
                                                        ------            ------
Redemption Fees ...................................       0.00(3)             --
                                                        ------            ------
Dividends and Distributions:
Net Investment Income .............................         --             (0.03)
Net Realized Gain .................................         --             (0.05)
                                                        ------            ------
Total Dividends and Distributions .................         --             (0.08)
                                                        ------            ------
Net Asset Value, End of Period ....................      12.61            $11.13
                                                        ======            ======
TOTAL RETURN+ .....................................      13.30%***         12.09%***
                                                        ======            ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .............     $3,968            $2,220
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense Reimbursements and
   Fees Paid Indirectly) ..........................       4.34%**           6.55%**
Ratio of Expenses to Average Net Assets ...........       1.85%**(2)        1.85%**(2)
Ratio of Net Investment Loss to
   Average Net Assets .............................      (1.06)%**         (0.63)%**
Portfolio Turnover Rate ...........................         49%***            36%***

*   COMMENCEMENT OF OPERATIONS
**  ANNUALIZED
*** TOTAL RETURN AND PORTFOLIO TURNOVER ARE FOR THE PERIOD INDICATED AND HAVE
    NOT BEEN ANNUALIZED.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND
    ASSUMED BY THE ADVISER DURING THE PERIOD.
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD NOT SIGNIFICANTLY DIFFER.
(3) AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar International Equity Fund and Cambiar Conquistador Fund (collectively the "Funds", individually the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Cambiar Opportunity Portfolio (the "UAM Portfolio"), a series of the UAM Funds Trust (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Cambiar Opportunity Fund (the "Reorganization"). The Reorganization took place on June 24, 2002.

On September 9, 2002, shareholders of the Cambiar International Equity Trust, a Delaware business trust, received shares of the The Advisors' Inner Circle Fund Cambiar International Equity Fund, an open-end management investment company, in a tax-free exchange for their shares of the Cambiar International Equity Trust, through a transfer of all assets to The Advisors' Inner Circle Fund Cambiar International Equity Fund.

On August 31, 2004, the Cambiar Conquistador Fund commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     The Cambiar International Equity Fund uses FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
     also established a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Cambiar International Equity Fund's administrator and requests that a meeting of the Committee be held.

     Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser if the Fund is holding the relevant security that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee Meeting should be called based on the information provided.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Cambiar International Equity Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Cambiar International Equity Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Cambiar International Equity Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     OPTIONS -- Certain funds are authorized to purchase put and call options. The risk in purchasing an option is that the funds pay a premium whether or not the option is exercised. The funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

     EXPENSES -- Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

     OFFERING COSTS -- The Cambiar Conquistador Fund's offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from inception. As of October 31, 2005, all offering costs have been fully amortized.

     REDEMPTION FEES -- The Cambiar International Equity Fund and Cambiar Conquistador Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the six months ended October 31, 2005, the Funds had $12 and $368, respectively.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, AND TRANSFER AGENT
   AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $225,000 or 0.08% of the first $500 million, 0.06% of the next $500 million, 0.045% of the next $2 billion and 0.035% of any amount above $3 billion of the Funds' average daily net assets.

Prior to September 1, 2004, the Funds and the Administrator were parties to an Administrator Agreement, under which the Administrator provided management and administrative services for an annual fee equal to the higher of $250,000 for two funds, or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, the Cambiar Opportunity, Cambiar International Equity and the Cambiar Conquistador Funds earned credits of $30,416, $291 and $47 respectively, which were used to offset transfer agent expenses. The effect on the Funds' expense ratio as a percentage of the Funds' average daily net assets for the six months ended October 31, 2005, was 0.00%, 0.00% and 0.00%, respectively.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Cambiar Opportunity Fund at a fee calculated at an annual rate of 1.00% of the first $500 million, 0.90% of assets between $500 million and $2.5 billion and 0.80% of amounts above $2.5 billion of the Fund's average daily net assets. Under the terms of the investment advisory agreement, the Adviser provides investment advisory services to the Cambiar International Equity and the Cambiar Conquistador Funds at an annual rate of 1.10% and 1.15%, respectively of each fund's average daily net assets. Prior to October 1, 2005, the Adviser provided investment advisory services to the Cambiar Opportunity Fund at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Cambiar Opportunity, the Cambiar International Equity and the Cambiar Conquistador Funds' total operating expenses from exceeding 1.20%, 1.85% and 1.85% of each Fund's average daily net assets, respectively.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

For the six months ended October 31, 2005, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

                                                  PURCHASES           SALES
                                               ------------       -----------
     Opportunity Fund ......................   $376,627,689       $88,881,542
     International Equity Fund .............     16,026,232        13,486,041
     Conquistador Fund .....................      2,426,587         1,324,196

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Cambiar International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Cambiar International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:


                                  ORDINARY      LONG-TERM
                                   INCOME     CAPITAL GAIN      TOTAL
                                  ---------   ------------    --------
Opportunity Fund
  2005                            $502,466        $84,994     $587,460
  2004                             237,630             --      237,630

International Equity Fund
  2005                              26,466             --       26,466
  2004                             114,380             --      114,380

Conquistador Fund
  2005                              13,626             --       13,626

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
As of April 30, 2005 the components of Distributable Earnings were as follows:


                                      CAMBIAR         CAMBIAR        CAMBIAR
                                    OPPORTUNITY    INTERNATIONAL  CONQUISTADOR
                                       FUND         EQUITY FUND       FUND
                                    -----------    -------------  ------------
Undistributed Ordinary Income      $        --      $   49,312        $122,892
Undistributed Long-Term
   Capital Gain                      3,513,707       1,903,014              --
Capital Loss Carryforwards                  --              --              --
Post October Currency Losses                --        (120,573)             --
Unrealized Appreciation             13,106,968       3,402,478          97,421
Other Temporary Differences                 --         (10,280)        (25,013)
                                   -----------      ----------        --------
Total Distributable Earnings       $16,620,675      $5,223,951        $195,300
                                   ===========      ==========        ========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of April 30, 2005, the Funds had no capital loss carryforwards.

For the year ended April 30, 2005, the Cambiar Opportunity Fund and Cambiar International Equity Fund utilized $516,521 and $556,890 of capital loss carryforwards, respectively.

Post-October currency losses represent losses realized on investment transactions from November 1, 2004 through April 30, 2005 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, the cost of securities owned at October 31, 2005, and the net realized gains or losses on securities sold for the period were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2005, were as follows:

                     FEDERAL       APPRECIATED     DEPRECIATED    NET UNREALIZED
                    TAX COST       SECURITIES      SECURITIES      APPRECIATION
                  ------------     -----------   -------------    --------------
Opportunity
  Fund            $559,591,410     $43,782,123   $(18,448,841)     $25,333,282

International
  Equity Fund       29,688,140       3,694,965     (1,229,393)       2,465,572

Conquistador
  Fund               3,483,572         412,620       (107,357)         305,263

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
8. RISKS:

At October 31, 2005, the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

9. OTHER:

At October 31, 2005, 52% of total shares outstanding were held by one record shareholder in the Cambiar Opportunity Fund, 14% of total shares outstanding were held by one record shareholder in the Cambiar International Equity Fund and 77% of total shares outstanding were held by three record shareholders in the Cambiar Conquistador Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. SUBSEQUENT EVENT:

The Board has selected Ernst & Young LLP (E&Y) to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended April 30, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Trust's fiscal years ended April 30, 2005 and April 30, 2004, neither the Trust, its portfolios nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. The decision to dismiss PricewaterhouseCoopers LLP (PwC), the Trust's previous independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended April 30, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Funds' Board of Trustees. PwC's report on the Trust's financial statements for the fiscal years ended April 30, 2005 and April 30, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 302(a)(1)(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Trustees use this information, as well as other information that the Advisor and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on May 16-17, 2005, the Board requested and received written materials from the Advisor regarding: (a) the nature, extent and quality of the services to be provided by the Advisor; (b) the investment performance of the Funds and the Advisor; (c) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (d) the extent to which economies of scale would be realized as the Funds grow; and (e) whether fee levels reflect these economies of scale for the benefit of the Funds' investors, as discussed in further detail below.

At the meeting, Brian Barish and Christopher Berry, representatives from the Advisor, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Advisor's fee and other aspects of the Agreement. Mr. Berry began an overview of the Advisor, noting that Cambiar recently added staff in all areas, including research, trading, marketing and administration He discussed the Adviser's investment team, noting that Cambiar recently added staff in all areas, including research, trading, marketing and administration. Mr. Berry then discussed the Adviser's investment style, which includes an emphasis on undervalued companies with improving fundamentals. The representatives reviewed the Funds positive performance and discussed factors impacting the Funds, attributing a growth in assets to the 401(k) market and to the Adviser's history in that arena as an institutional manager. Mr. Barish also discussed recent changes to improve the Adviser's recordkeeping processes. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services provided by the Advisor, the Board of Trustees reviewed the portfolio management services provided by the Advisor to the Funds, including the quality and continuity of the Advisor's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Funds.

FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Funds' performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Funds, noting the Funds consistently outperformed the S&P 500 Index.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Advisor from its relationship with the Funds and concluded that such profit levels were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Funds was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Funds; and (c) agreed to renew the Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes-- NOT your Fund's actual return-- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
-----------------------------------------------------------------------------------

                                BEGINNING      ENDING
                                ACCOUNT        ACCOUNT                EXPENSES PAID
                                  VALUE         VALUE      ANNUALIZED     DURING
                                 4/30/05      10/31/05   EXPENSE RATIOS   PERIOD*
-----------------------------------------------------------------------------------
CAMBIAR OPPORTUNITY FUND -- INVESTOR CLASS
-----------------------------------------------------------------------------------
Actual Fund Return             $1,000.00     $1,039.20        1.20%       $6.17
Hypothetical 5% Return          1,000.00      1,019.16        1.20         6.11

-----------------------------------------------------------------------------------
CAMBIAR INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------
Actual Fund Return              1,000.00      1,024.80        1.57         8.01
Hypothetical 5% Return          1,000.00      1,017.29        1.57         7.98

-----------------------------------------------------------------------------------
CAMBIAR CONQUISTADOR FUND
-----------------------------------------------------------------------------------
Actual Fund Return              1,000.00     1,133.00         1.85         9.95
Hypothetical 5% Return          1,000.00      1,015.88        1.85         9.40
-----------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                      NUMBER OF        % OF SHARES   % OF SHARES
                                        SHARES         OUTSTANDING     PRESENT
                                   -----------------   -----------   -----------
ROBERT A. NESHER
Affirmative....................    1,968,778,879.060       83.336%     99.953%
Withheld ......................          928,748.332        0.039%      0.047%
Total..........................    1,969,707,627.392       83.375%        100%

WILLIAM M. DORAN
Affirmative....................    1,968,769,215.571       83.335%     99.952%
Withheld ......................          938,411.821        0.040%      0.048%
Total..........................    1,969,707,627.392       83.375%        100%

JOHN T. COONEY
Affirmative....................    1,968,445,827.062       83.322%     99.936%
Withheld ......................        1,261,800.330        0.053%      0.064%
Total..........................    1,969,707,627.392       83.375%        100%

ROBERT A. PATTERSON
Affirmative....................    1,968,404,985.954       83.320%     99.934%
Withheld ......................        1,302,641.438        0.055%      0.066%
Total..........................    1,969,707,627.392       83.375%        100%

EUGENE B. PETERS
Affirmative....................    1,968,506,856.025       83.324%     99.939%
Withheld ......................        1,200,771.367        0.051%      0.061%
Total..........................    1,969,707,627.392       83.375%        100%

JAMES M. STOREY
Affirmative....................    1,968,556,832.006       83.326%     99.942%
Withheld......................         1,150,795.386        0.049%      0.058%
Total..........................    1,969,707,627.392       83.375%        100%

GEORGE J. SULLIVAN
Affirmative....................    1,968,795,230.525       83.337%     99.954%
Withheld ......................          912,396.867        0.038%      0.046%
Total..........................    1,969,707,627.392       83.375%        100%

BETTY L. KRIKORIAN
Affirmative....................    1,968,754,119.096       83.335%     99.952%
Withheld ......................          953,508.296        0.040%      0.048%
Total..........................    1,969,707,627.392       83.375%        100%

CHARLES E. CARLBOM
Affirmative....................    1,968,689,813.190       83.332%     99.948%
Withheld ......................        1,017,814.202        0.043%      0.052%
Total..........................    1,969,707,627.392       83.375%        100%

MITCHELL A. JOHNSON
Affirmative....................    1,968,801,283.525       83.337%     99.954%
Withheld.......................          906,343.867        0.038%      0.046%
Total..........................    1,969,707,627.392       83.375%        100%

                                      NOTES

                                      NOTES

                                      NOTES

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------


                                THE CAMBIAR FUNDS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-777-8227

                               INVESTMENT ADVISER
                             Cambiar Investors, LLC
                              2401 E. Second Avenue
                                    Suite 400
                                Denver, CO 80206

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                          Morgan, Lewis & Bockius, LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Funds described.


CMB-SA-001-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                             The Advisors' Inner Circle Fund


By (Signature and Title)*                /s/James F. Volk
                                         ------------------------
                                         James F. Volk, President

Date:  December 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/James F. Volk
                                         ------------------------
                                         James F. Volk, President

Date:  December 27, 2005


By (Signature and Title)*                /s/Michael Lawson
                                         ---------------------------------------
                                         Michael Lawson, Chief Financial Officer

Date:  December 27, 2005


* Print the name and title of each signing officer under his or her signature.